Changes in Balances of Component of Accumulated Other Comprehensive Income (Loss) (Detail) (Accumulated Translation Adjustment) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (67)	(420)	$ (68)	(427)	$ (12)	(78)
Other comprehensive income (loss)	87	542	1	7	(56)	(349)
Ending balance	$ 20	122	$ (67)	(420)	$ (68)	(427)